SCHEDULE OF UNCERTAIN TAX POSITIONS (Details) - Notable Labs Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Balance at the beginning of the period	$ 742	$ 536
Additions for tax positions taken in current year	150	206
Ending balance	$ 892	$ 742